Consolidation principles and methods (Details)	12 Months Ended
	Dec. 31, 2024 uSDollarPerEuro parent	Dec. 31, 2023 uSDollarPerEuro subsidiary	Dec. 31, 2022 uSDollarPerEuro
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.0389	1.1050	1.0666
Average foreign exchange rate	1.0821	1.0816	1.0539
Number of parent entities | parent	1
Number of subsidiaries | subsidiary		3